UNAUDITED INTERIM CONDENSED STATEMENTS OF COMPREHENSIVE LOSS ₩ in Thousands	3 Months Ended	6 Months Ended				12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 KRW (₩) ₩ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 KRW (₩) ₩ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 KRW (₩) ₩ / shares shares	Dec. 31, 2024 KRW (₩) ₩ / shares shares
Revenues
Revenue | $
Total revenues | $
Cost of revenues | $
Gross profit | $
Selling, general and administrative expenses | $	30,000					7,725
Total operating cost and expenses | $	30,000					7,725
Operating loss | $	(30,000)					(7,725)
Interest income | $	618	1,140		1,140		2,300
Interest expense | $	(371)	(684)		(684)		(1,380)
Loss for the period | $	(29,753)	456		456		(6,805)
Other comprehensive income
Total comprehensive loss for the period | $	$ (29,753)	$ 456		$ 456		$ (6,805)
Weighted average number of shares of common stock outstanding, basic and diluted | shares	50,000	50,000	50,000	50,000	50,000	50,000	50,000
Basic loss per share | (per share)	$ (0.60)	$ 0.01	₩ 0.01	$ 0.01	₩ 0.01	$ (0.14)	₩ (0.14)
Diluted loss per share | (per share)	$ (0.60)	$ 0.01	₩ 0.01	$ 0.01	₩ 0.01	$ (0.14)	₩ (0.14)
CubeBio Co., Ltd. [Member]
Revenues
Revenue
Total revenues
Cost of revenues
Gross profit
Selling, general and administrative expenses			(2,965,749)		(3,350,674)		(5,781,058)	(7,449,087)
Other income			290,384		685		191,076	525,695
Other expenses			(83,262)		(93,828)		(373,378)	(677,439)
Operating loss			(2,758,627)		(3,443,817)		(5,963,360)	(7,600,831)
Finance income			235,798		450,881		698,329	876,504
- Related parties			9,961		4,122		9,716	24,374
- Non-related parties			225,837		446,759		688,613	852,130
Finance costs			(475,066)		(407,245)		(876,445)	(1,341,007)
- Related parties			(11,973)		(4,509)		(6,789)	(321,827)
- Non-related parties			(463,093)		(402,736)		(869,656)	(1,019,180)
Loss before income tax			(2,997,895)		(3,400,181)		(6,141,476)	(8,065,334)
Income tax expenses
Loss for the period			(2,997,895)		(3,400,181)		(6,141,476)	(8,065,334)
Other comprehensive income
Remeasurement of defined benefit liabilities							52,121	(127,853)
Total comprehensive loss for the period			₩ (2,844,163)		₩ (3,374,120)		₩ (6,089,355)	₩ (8,193,187)
Loss per share (in Korean won)		(61	(61	(70	(70
Weighted average number of shares of common stock outstanding, basic and diluted | shares		48,983,401	48,983,401	48,363,837	48,363,837	48,630,571	48,630,571	45,225,519
Basic loss per share | ₩ / shares			₩ (61)		₩ (70)		₩ (126)	₩ (178)
Diluted loss per share | ₩ / shares			₩ (61)		₩ (70)		₩ (126)	₩ (178)